Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net income	$ 70,326	$ 40,072	$ 217,671	$ 58,527
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	2,942	(959)	24,001	(69,593)
Other comprehensive income (loss)	8,878	4,531	41,655	(57,538)
Comprehensive income	79,204	44,603	259,326	989
Non-controlling interest in comprehensive income (loss)	3,664	(18)	11,343	3,429
Preferred unitholders' interest in comprehensive income	6,425	6,425	19,275	19,275
General and Limited partners' interest in comprehensive income (loss)	69,115	38,196	228,708	(21,715)
Equity income
Other comprehensive income (loss) before reclassifications
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	5,096	4,655	15,174	10,586
Interest expense
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	1,040	616	5,080	(9,610)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 840	$ 835	$ 2,480	$ 1,469